Property and Equipment, Net - Summary of Property and Equipment Net (Details) (fuboTV Inc.) (10-K) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total property and equipment, net		$ 335	$ 14
fuboTV Inc. [Member]
Property and Equipment, gross	3,526	3,497	3,361
Less: Accumulated depreciation	(1,484)	(1,349)	(733)
Total property and equipment, net	$ 2,042	$ 2,148	2,628
fuboTV Inc. [Member] | Furniture and Fixtures [Member]
Estimated useful lives	P5Y	P5Y
Property and Equipment, gross	$ 572	$ 572	569
fuboTV Inc. [Member] | Computer Equipment [Member]
Estimated useful lives	P3Y	P3Y
Property and Equipment, gross	$ 682	$ 653	520
fuboTV Inc. [Member] | Leasehold Improvements [Member]
Estimated useful lives	Lesser of useful life or lease term	Lesser of useful life or lease term
Property and Equipment, gross	$ 2,272	$ 2,272	$ 2,272